Consolidated Statements Of Cash Flows (USD $) In Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (322.5)	$ (717.0)	$ (846.9)	$ (1,014.6)	$ (3,608.0)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	1,004.3	1,136.5	1,526.0	1,553.8	1,559.6
Charges related to other operating expenses and other income (expense)	(24.9)	86.0	97.4	350.5	3,267.0
Other non-cash and non-operating items, net	38.2	241.9	265.6	306.2	37.9
Increase (decrease) in cash, excluding the effects of acquisitions and dispositions, resulting from changes in:
Accounts receivable, current and long-term	230.7	323.0	224.7	288.8	(86.4)
Other assets, current and long-term	148.8	271.5	298.3	215.6	297.4
Accounts payable and other liabilities, current and long-term	(235.4)	(522.6)	(386.1)	(42.8)	(99.1)
Income tax accounts	(300.3)	(291.8)	(424.3)	(657.9)	(768.8)
Excess tax benefit from share-based payment arrangement					(13.1)
Net cash provided by operating activities	538.9	527.5	754.7	999.6	586.5
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions	(19.9)	(1.2)	(3.2)	(86.5)	(188.7)
Payments related to other businesses previously acquired	3.2	(1.4)	(1.4)	(14.7)	(35.6)
Proceeds from dispositions, net of expenses paid and cash disposed	1.7	21.2	21.2	88.1	215.1
Proceeds from sale of property and equipment	17.7	1.8	5.5	29.4
Additions to property and equipment	(143.7)	(157.5)	(210.1)	(199.1)	(283.9)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(150.1)	(121.8)	(159.6)	(180.0)	(163.9)
Proceeds from the sale of marketable securities			0.3	3.9	74.9
Other investing activities	(0.7)	18.6	18.1	(48.7)	(1.3)
Net cash used in investing activities	(291.8)	(240.3)	(329.2)	(407.6)	(383.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	(24.7)	23.4	75.1	(206.1)	(41.9)
Proceeds from issuance of long-term debt					100.4
Debt modifications and related financing costs	(39.7)	(24.1)	(61.2)
Principal payments on long-term debt	(53.2)	(204.6)	(220.4)	(243.1)	(326.8)
Proceeds from sale-leaseback transactions	7.3
Contributions from noncontrolling interests	0.8			193.0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	(228.0)	(155.5)	(216.1)	(10.0)	(150.9)
Purchase of noncontrolling interest		(213.3)	(213.3)		(78.4)
Redemption of Parent's redeemable common stock	(0.3)	(1.0)	(2.5)
Capital contributed by Parent					126.8
Excess tax benefit from share-based payment arrangement					13.1
Cash dividends		(14.9)	(14.9)		(1.8)
Net cash used in financing activities	(337.8)	(590.0)	(653.3)	(266.2)	(359.5)
Effect of exchange rate changes on cash and cash equivalents	(16.4)	7.8	0.3	4.9	(43.8)
Change in cash and cash equivalents	(107.1)	(295.0)	(227.5)	330.7	(200.2)
Cash and cash equivalents at beginning of period	509.5	737.0	737.0	406.3	606.5
Cash and cash equivalents at end of period	$ 402.4	$ 442.0	$ 509.5	$ 737.0	$ 406.3